Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2023
Significant Accounting Policies [Abstract]
Basis of consolidation [Policy Text Block]

a) Basis of Consolidation

These consolidated financial statements incorporate the financial statements of the Company and the subsidiaries controlled by the Company.

The principal subsidiaries of the Company, which are accounted for under the consolidation method, are as follows:

Entity	Principal activities	Country of incorporation and operation	Ownership interest as at April 30, 2023	Ownership interest as at April 30, 2022
Vizsla Copper Corp. (formerly Northbase Resources Inc.) *	Exploring evaluating mineral properties	Canada	0%	0%

Canam Alpine Ventures Ltd.	Holding Co	Canada	100%	100%

Minera Canam S.A. de C.V.	Exploring evaluating mineral properties	Mexico	100%	100%

Operaciones Canam Alpine S.A. de C.V.	Exploring evaluating mineral properties	Mexico	100%	100%

Vizsla Royalty Corp. (formerly Vizsla Copper Corp. and 1283303 B.C. Ltd.)	Royalty Company	Canada	100%	100%

Canam Royalties Mexico, S.A. de C.V.	Royalty Company	Mexico	100%	100%

* The Company spun-out Vizsla Copper Corp. on September 20, 2021 (Note 4).

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases. All significant intercompany transactions and balances have been eliminated.

Foreign Currency Translation [Policy Text Block]

b) Foreign Currency Translation

i) Functional and Presentation Currency

Items included in the financial statements of each consolidated entity in Vizsla Silver Corp.'s group are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The functional currency of the Company and its Canadian subsidiaries is Canadian dollars ("CAD"), the functional currency of the Company's Mexican subsidiaries is Mexican Peso ("MXD"). The consolidated financial statements are presented in CAD, which is the Company's presentation currency.

For the purpose of presenting these consolidated financial statements, entities that have a functional currency different from the presentation currency ("foreign operations") are translated into CAD as follows:

- Assets and liabilities: at the closing rate at the date of the statement of financial position; and

- Income and expenses: at the average rate for the period (as this is considered a reasonable approximation of actual rates prevailing at the transaction dates).

Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity. When an entity disposes of its entire interest in a foreign operation, or loses control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling interests.

ii) Transactions and Balances

In preparing the financial statements of each individual Vizsla Silver Corp. entity and subsidiary, transactions in currencies other than the entity's functional currency ("foreign currency") are recognized at the rates of exchange prevailing at the date of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise except for the exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on repayment of the monetary items.

Cash and cash equivalents [Policy Text Block]

c) Cash and cash equivalents

Cash consists of cash on hand, deposits in banks with no restrictions, and highly liquid savings accounts. Cash equivalents include other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The Company's cash and cash equivalents are invested with major financial institutions in business accounts.

Short-term investments [Policy Text Block]

d) Short-term investments

Short-term investments consist of guaranteed investment certificates (GICs) with original maturities of more than three months to a year and which are subject to an insignificant risk of changes in value. The Company's GICs are with major financial institutions.

Property, plant and equipment [Policy Text Block]

e) Property, plant, and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably.

The major categories of property, plant, and equipment are depreciated on a straight-line basis as follows:

Mining Equipment	30%
Office Equipment	30%
Computer Equipment	30%
Office improvements	2 years
Computer software	1 year

Impairment losses are included as part of other gains and losses on the consolidated statements of loss and comprehensive loss.

Exploration and evaluation assets [Policy Text Block]

f) Exploration and evaluation assets

The Company is in the exploration stage with respect to its investment in mineral interests. Accordingly, once a license to explore an area has been secured, the Company follows the practice of capitalizing all costs relating to the acquisition of, exploration for, and development of exploration and evaluation assets. Such costs include but are not limited to, geological and geophysical studies, exploratory drilling, and sampling. When commercial production commences, these costs will be charged to operations on a unit-of-production method based on proven and probable resources. The aggregate costs, related to abandoned exploration and evaluation assets are charged to operations at the time of any abandonment or when it has been determined that there is evidence of a permanent impairment.

Provision for restoration and rehabilitation [Policy text Block]

g) Provision for restoration and rehabilitation

A provision for restoration and rehabilitation is recognized when there is a present legal or constructive obligation because of exploration and development activities undertaken; it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of the provision can be measured reliably. The estimated future obligation includes the cost of removing facilities, abandoning sites, and restoring the affected areas. The provision for future restoration costs is the best estimate of the present value of the expenditure required to settle the restoration obligation at the reporting date. The estimated cost is capitalized into the cost of the related asset and amortized on the same basis as the related assets. If the estimated cost does not relate to an asset, it is charged to earnings in the period in which the event giving raises to the liability occurs.

As at April 30, 2023, and 2022, the Company did not have any provision for restoration and rehabilitation.

Related party transactions [Policy Text Block]

h) Related party transactions

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Share capital [Policy Text Block]

i) Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share purchase warrants are recognized as a deduction from equity, net of any tax effects.

Share issue costs [Policy Text Block]

j) Share issue costs

Professional, consulting, regulatory and other costs directly attributable to equity financing transactions are recorded as share issue costs when the financing transactions are completed if the completion of the transaction is considered likely. Otherwise, they are expensed as incurred. Share issue costs are charged to share capital when the related shares are issued. Deferred share issue costs related to financing transactions that are not completed are charged to expenses.

Warrants [Policy Text Block]

k) Warrants

Proceeds from issuances by the Company of units consisting of shares and warrants are allocated based on the residual method, whereby the carrying amount of the warrants is determined based on any difference between gross proceeds and the estimated fair market value of the shares. If the proceeds from the offering are less than or equal to the estimated fair market value of shares issued, a nil carrying amount is assigned to the warrants.

Share based payments [Policy Text Block]

l) Share based payments

The Company grants share-based compensation to directors, officers, employees and service providers. Each tranche in an award is considered a separate award with its own vesting period. The Company applies the fair value method of accounting for share-based payments and the fair value is calculated using the Black-Scholes option pricing model.

Share-based payments for employees and others providing similar services are determined based on the grant date fair value. Share-based payments for non-employees are determined based on the fair value of the goods/services received or fair value of the share-based payment measured at the date on which the Company obtains such goods/services. Compensation expense is recognized over each tranche's vesting period, in earnings or capitalized as appropriate, based on the number of awards expected to vest.

Income taxes [Policy Text Block]

m) Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in the statement of loss and comprehensive loss except to the extent it relates to items recognized directly in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recognized using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss). In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings (Loss) per share [Policy Text Block]

n) Earnings (Loss) per share

Basic earnings per share are computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share amounts are calculated giving effect to the potential dilution that would occur if securities or other contracts to issue common shares were exercised or converted to common shares using the treasury stock method. If the Company incurs net losses in a fiscal year, basic and diluted losses per share are the same.

Financial Instruments [Policy Text Block]

o) Financial Instruments

Financial assets

The Company classifies its financial assets in the following categories:

- Fair value through profit or loss (FVTPL)

- Fair value through other comprehensive income (FVTOCI)

- Amortized cost

The determination of the classification of financial assets is made at initial recognition. The Company's accounting policy for each of the categories is as follows:

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of financial assets held at FVTPL are included in the consolidated statements of loss and comprehensive loss.

Financial assets at FVTOCI

Financial assets carried at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive losses.

Financial assets at amortized cost

A financial asset is measured at amortized cost if the objective is to hold the financial asset for the collection on contractual cash flows and the asset's contractual cash flows are comprised solely of payments of principal and interest. The financial asset is classified as current or non-current based on its maturity date and is initially recognized at fair value and subsequently carried at amortized cost less any impairment. The Company classifies cash and due from related parties, other receivables and loan receivables in this category.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was incurred. The Company's accounting policy for each category is as follows:

Financial liabilities at FVTPL

This category comprises derivatives or liabilities acquired or incurred principally for the purpose of selling or repurchasing in the near term. They are carried in the statement of financial position at fair value with changes in fair value recognized in the statements of loss and comprehensive loss.

Other financial liabilities

This category includes accounts payable and accrued liabilities and due to related parties, which are recognized at amortized cost using the effective interest method.

The effective interest method calculates the amortized cost of a financial liability and allocates interest expense over the corresponding period. The effective interest rate is the rate that discounts estimated future cash receipts over the expected life of the financial liability, or, where appropriate, a shorter period. Transaction costs in respect of financial liabilities at fair value through profit or loss are recognized in the statements of operations and comprehensive loss immediately while transaction costs associated with other financial liabilities are included in the initial measurement of the financial liability.

The financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. Financial liabilities are derecognized when its contractual obligations are discharged, cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Intangible Assets [Policy Text Block]

p) Intangible Assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less accumulated amortization and any accumulated impairment losses.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful lives. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end. Any changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Accounting Standards Issued but Not Yet Adopted [Policy Text Block]

q) Accounting Standards Issued but Not Yet Adopted

The new standards or amendments issued but not yet effective are either not applicable or not expected to have a significant impact on the Company's condensed consolidated interim financial statements.

Significant Accounting Judgments and Estimates [ Policy Text Block]

r) Significant Accounting Judgments and Estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses, and related disclosure. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Judgment is used mainly in determining how a balance or transaction should be recognized in the financial statements. Estimates and assumptions are used mainly in determining the measurement of recognized transactions and balances. Actual results may differ from these estimates.

Significant areas where management's judgment has been applied include:

- Impairment of exploration and evaluation assets (E&E assets)

In accordance with the Company's accounting policy, the Company's E&E assets are evaluated every reporting period to determine whether there are any indications of impairment. If any such indication exists, which is often judgmental, a formal estimate of recoverable amount is performed, and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash generating group of assets is measured at the higher of fair value less costs to sell and value in use.

The evaluation of asset carrying values for indications of impairment includes consideration of both external and internal sources of information, including such factors as market and economic conditions, metal prices, future plans for the Company's mineral properties and mineral resources and/or reserve estimates.

Management has assessed for impairment indicators for the Company's E&E assets and has concluded that no indicators of impairment were identified as at April 30, 2023, and April 30, 2022, and the Company plans to continue with its objective of developing Panuco - Copala Property.

Significant areas requiring the use of management estimates and assumptions include:

- Fair value calculation of share-based payments

The fair value of share-based payments in relation to the warrants and options granted is calculated using a Black Scholes option pricing model. There are several estimates used in the calculation such as the expected option life, rate of forfeiture of options granted, risk-free interest rate used and the future price volatility of the underlying security which can vary from actual future events. The factors applied in the calculation are management's best estimates based on industry average and future forecasts.

- Assessing whether deferred tax assets and liabilities are recognized in accordance with IAS 12, Income taxes.

Provisions for income taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were originally recorded, such differences will affect the tax provisions in the period in which such determination is made.

- Tax receivables

Value-added tax ("VAT") receivable is collectible from the government of Mexico. The collection of VAT is subject to risk due to the complex application and collection process and therefore, risk related to the collectability and timing of payment from the Mexican government. The Company uses its best estimates based on the facts known at the time and its experience to determine its best estimate of the collectability and timing of these recoveries. Changes in the assumptions regarding collectability and the timing of collection could impact the valuation and classification of VAT receivable.